UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

HORIZON TECHNOLOGY FINANCE CORPORATION

(Exact Name of Registrant as Specified in its Charter)

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to .

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period _________ to __________.

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ending December 31, 2016.

Date of Report (Date of earliest event reported): January 31, 2017

Commission File Number: 814-00802

Central Index Key Number of securitizer: 0001487428

Robert D. Pomeroy, Jr. (860) 676-8654

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Pursuant to Rule 15Ga-1(c)(2)(ii), Horizon Technology Finance Corporation has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2016.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Horizon Technology Finance Corporation’s duty to file periodic reports pursuant to Rule 15Ga-1 has terminated as the date of the last payment on the last asset-backed security outstanding that was issued by it or its affiliates was June 15, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Horizon Technology Finance Corporation
(Securitizer)

Date: January 31, 2017	By: /s/Robert D. Pomeroy, Jr.
Robert D. Pomeroy, Jr.
Its Chief Executive Officer